DBX ETF Trust | 1
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Communication Services
— 12.4%
Diversified Telecommunication
Services — 3.6%
AT&T, Inc.
100,442 2,600,443
BT Group PLC
102,436 285,127
China Tower Corp. Ltd., Class
H, 144A
269,916 314,012
Verizon Communications, Inc.
60,360 3,019,207
(Cost $5,570,778)
6,218,789
Entertainment — 0.0%
Kingsoft Corp. Ltd.
(Cost $58,205)
15,235 48,313
Interactive Media & Services
— 8.8%
Alphabet, Inc., Class A
20,897 7,091,397
Meitu, Inc., 144A *
59,966 36,258
Meta Platforms, Inc., Class A
13,265 7,592,090
NAVER Corp.
2,360 374,193
Snap, Inc., Class A *
21,840 121,212
(Cost $14,546,058)
15,215,150
Consumer Discretionary
— 7.4%
Broadline Retail — 7.3%
Alibaba Group Holding Ltd., ADR
39,430 4,495,809
Amazon.com, Inc. *
31,348 8,143,270
(Cost $13,326,168)
12,639,079
Internet & Catalog Retail
— 0.1%
Rakuten Group, Inc. *
(Cost $123,511)
25,100 121,967
Consumer Staples — 4.1%
Consumer Staples Distribution
& Retail — 0.1%
Maplebear, Inc. *
(Cost $138,381)
3,019 152,520
Food & Staples Retailing
— 4.0%
Walmart, Inc.
(Cost $7,532,120)
65,946 6,915,757
Financials — 3.6%
Banks — 3.6%
Bank of America Corp.
(Cost $4,880,374)
101,500 6,286,910
Information Technology
— 71.9%
Communications Equipment
— 6.0%
Arista Networks, Inc. *
16,574 3,243,366
Ciena Corp. *
1,435 549,318
Cisco Systems, Inc.
57,004 6,298,372
Number
of Shares Value $
F5, Inc. *
671 273,184
NetScout Systems, Inc. *
1,286 49,935
QuantumCTek Co. Ltd., Class A *
1,000 56,932
(Cost $6,389,573)
10,471,107
Computers & Peripherals
— 0.2%
BlackBerry Ltd. *
7,376 60,283
IEIT Systems Co. Ltd., Class A *
16,000 202,870
Inventec Corp.
57,000 119,851
(Cost $352,156)
383,004
Electronic Equipment,
Instruments & Components
— 1.0%
CDW Corp.
1,680 254,654
Hon Hai Precision Industry Co.
Ltd.
202,000 1,591,955
(Cost $1,685,008)
1,846,609
Household Durables — 0.1%
TCL Technology Group Corp.,
Class A *
(Cost $245,973)
333,300 252,530
Internet Software & Services
— 0.3%
Akamai Technologies, Inc. *
1,969 213,873
Okta, Inc. *
2,155 372,901
(Cost $396,802)
586,774
IT Services — 5.4%
Accenture PLC, Class A
8,805 1,670,837
Fujitsu Ltd.
27,100 656,563
International Business Machines
Corp.
13,600 3,180,632
Kingsoft Cloud Holdings Ltd.,
ADR *
5,605 57,395
Kyndryl Holdings, Inc. *
2,967 39,906
MongoDB, Inc. *
1,235 559,912
NEC Corp.
21,400 657,699
Samsung SDS Co. Ltd.
534 93,643
Snowflake, Inc. *
5,696 1,887,825
Taiji Computer Corp. Ltd., Class
A *
6,600 13,784
Twilio, Inc., Class A *
1,980 466,547
(Cost $7,633,056)
9,284,743
Semiconductors &
Semiconductor — 0.0%
Via Technologies, Inc.
(Cost $7,027)
3,392 7,774
Semiconductors &
Semiconductor Equipment
— 18.7%
Advanced Micro Devices, Inc. *
12,877 6,061,461
Cambricon Technologies Corp.
Ltd., Class A *
4,943 818,325

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Hygon Information Technology
Co. Ltd., Class A *
16,300 616,042
Intel Corp. *
53,456 4,784,847
Macronix International Co. Ltd. *
32,000 127,104
Micron Technology, Inc.
6,466 6,199,148
NVIDIA Corp.
37,332 8,242,159
SK hynix, Inc.
4,374 5,350,048
Synaptics, Inc. *
529 51,165
(Cost $17,307,253)
32,250,299
Software — 26.9%
Adobe, Inc. *
5,654 1,655,435
Atlassian Corp., Class A *
3,276 636,101
Bentley Systems, Inc., Class B
2,786 102,386
Check Point Software
Technologies Ltd. *
1,294 179,750
Commvault Systems, Inc. *
634 87,188
Crowdstrike Holdings, Inc., Class
A *
14,766 3,410,946
Docusign, Inc. *
2,487 164,814
Dropbox, Inc., Class A *
2,441 85,899
Fortinet, Inc. *
8,670 1,481,963
Horizon Robotics *
183,178 110,291
Hubspot, Inc. *
651 170,145
Iflytek Co. Ltd., Class A *
32,700 196,161
Inspur Software Co. Ltd., Class
A *
4,200 9,115
Intuit, Inc.
3,934 1,413,486
Kinaxis, Inc. *
342 43,688
Microsoft Corp.
20,069 10,180,803
Netskope, Inc., Class A *
5,063 77,515
Nice Ltd., ADR *
872 95,205
NSFOCUS Technologies Group
Co. Ltd., Class A *
10,000 11,238
Nutanix, Inc., Class A *
2,960 202,967
Open Text Corp.
3,998 99,727
Oracle Corp.
28,416 4,237,394
Palantir Technologies, Inc., Class
A *
34,695 6,466,454
Palo Alto Networks, Inc. *
11,800 4,509,134
Procore Technologies, Inc. *
2,094 131,336
Rubrik, Inc., Class A *
3,361 312,707
Salesforce, Inc.
11,575 2,981,026
Sangfor Technologies, Inc., Class
A *
3,900 78,052
SAP SE
18,105 4,014,776
SenseTime Group, Inc., Class B,
144A *
555,672 102,071
ServiceNow, Inc. *
14,900 2,205,051
Shenzhen Intellifusion
Technologies Co. Ltd., Class
A *
4,181 37,441
Sinodata Co. Ltd., Class A *
5,000 12,072
SoundHound AI, Inc., Class A *
6,047 43,297
Number
of Shares Value $
Uipath, Inc., Class A *
5,575 104,085
Varonis Systems, Inc. *
1,589 69,551
Venustech Group, Inc., Class A *
11,500 23,212
Zoom Communications, Inc. *
4,554 440,281
Zscaler, Inc. *
1,800 339,093
(Cost $39,201,779)
46,521,856
Technology Hardware, Storage
& — 0.0%
Mitac Holdings Corp. *
(Cost $43,671)
16,000 46,655
Technology Hardware, Storage
& Peripherals — 13.3%
Apple, Inc.
25,811 8,178,215
Dell Technologies, Inc., Class C
9,421 4,296,070
Everpure, Inc., Class A *
4,028 374,403
Getac Holdings Corp.
7,328 27,028
Hewlett Packard Enterprise Co.
17,732 926,320
Ionq, Inc. *
5,840 229,570
NetApp, Inc.
2,583 478,604
Samsung Electronics Co. Ltd.
34,695 6,591,188
Western Digital Corp.
4,475 2,016,211
(Cost $11,112,222)
23,117,609
TOTAL COMMON STOCKS
(Cost $130,550,115)
172,367,445
EXCHANGE-TRADED FUNDS
— 0.2%
State Street Technology Select
Sector SPDR ETF
(Cost $221,046)
1,650 307,725
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
3.65% (a)
(Cost $416,661)
416,661 416,661
TOTAL INVESTMENTS — 99.8%
(Cost $131,187,822)
173,091,831
Other assets and liabilities,
net — 0.2%
305,413
NET ASSETS — 100.0%
173,397,244

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
c
At August 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (a)(b)
41,400 — (41,400) (c) — — 322 — — —
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 3.65% (a)
747,470 2,592,329 (2,923,138) — — 4,845 — 416,661 416,661
788,870 2,592,329 (2,964,538) — — 5,167 — 416,661 416,661
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
Micro E-mini NASDAQ 100 Index
USD 8 479,428 472,208 9/18/2026 (7,220)
Micro E-Mini S&P 500 Index
USD 5 187,493 192,475 9/18/2026 4,982
Total net unrealized depreciation
(2,238)
USD U.S. Dollar

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
August 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
XAIX-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 172,367,445 $ — $ — $ 172,367,445
Exchange-Traded Funds
307,725 — — 307,725
Short-Term Investments (a)
416,661 — — 416,661
Derivatives (b)
Futures Contracts
4,982 — — 4,982
TOTAL
$ 173,096,813 $ — $ — $ 173,096,813
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (7,220) $ — $ — $ (7,220)
TOTAL
$ (7,220) $ — $ — $ (7,220)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.